Revenue and segment information (Reconciliation of segment result to profit before income tax expense) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	¥ (15,120,644)	¥ 4,773,736	¥ 3,119,460
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense		(13,995)	149,645
Impact of other IFRS adjustments [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	(843,505)	(4,026,399)	(1,693,351)
PRC GAAP [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	(14,158,424)	8,756,946	4,617,066
PRC GAAP [member] | Loss related to the headquarter [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	(309,414)	(132,234)	(155,395)
PRC GAAP [member] | Share of profits of Huaneng Finance [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	188,956	188,643	200,810
PRC GAAP [member] | Dividend income of other equity instruments investments [member]
Reconciliation of segment result to profit before income tax expense [line items]
(Loss)/profit before income tax expense	¥ 1,743	¥ 775	¥ 685